Schedule of consideration transferred (Details) (Parenthetical) - CK Health Plus Sdn Bhd [Member] - USD ($)		12 Months Ended
	May 06, 2024	Dec. 31, 2025	Dec. 31, 2024
Business Combination [Line Items]
Fair value of contingent consideration	$ 0
Maximum [Member]
Business Combination [Line Items]
Newly issued ordinary shares	50,000
Minimum [Member]
Business Combination [Line Items]
Net income		$ 5,000,000	$ 2,000,000
Share Purchase Agreement [Member]
Business Combination [Line Items]
Newly issued ordinary shares, value	$ 15,000,000
Business acquisition, share issued, value	428,571
Business acquisition, share price	$ 35.0